Impairment reversal (impairment and disposals) of non-current assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Working capital adjustments	$ 9
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) recognised when control of subsidiary is lost		$ 1,121
Reversal impairment of property plant and equipment		214
Impairment of property plant and equipment		916
Working capital adjustments	9
Manganese [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 10	$ 35
V N C [Member]
IfrsStatementLineItems [Line Items]
Impairment loss			$ 98